CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash and Cash Equivalents	$ 112,842	$ 110,288
Restricted Cash, Current	500
Accounts Receivable, Trade	5,766	2,832
Due from Related Parties (Note 2(c))	98	952
Inventory	6,434	6,089
Prepaid Expenses and Other Assets	5,751	5,484
Vessel Held for Sale (Note 3)	16,748
Total Current Assets	148,139	125,645
Fixed Assets:
Advances for vessel acquisitions (Note 3)		16,287
Vessels, net (Note 3)	697,316	643,450
Property and equipment, net (Note 4)	23,031	22,842
Total fixed assets	720,347	682,579
Other Non-current Assets
Restricted Cash, Non-current (Note 5)	17,000	16,500
Investments in Related Parties (Note 2(c) and (d))	8,122	7,644
Other Non-current Assets	989	1,455
Deferred Costs	14,320	8,127
Total Non-current Assets	760,778	716,305
Total Assets	908,917	841,950
Current Liabilities
Current portion of Long-Term Debt and Finance Liability, net of Deferred Financing Costs (Note 5)	47,782	41,148
Accounts Payable	10,635	9,777
Due to Related Parties (Note 2(a), and (d))	400	596
Accrued Liabilities	10,907	7,878
Deferred Revenue	7,705	5,732
Liability from Contract with Related Party (Note 2(d))	4,400
Total Current Liabilities	81,829	65,131
Long-Term Debt and Finance Liability, net of Current Portion and Deferred Financing Costs (Note 5)	403,936	382,527
Other Non-current Liabilities	1,047	1,097
Total Noncurrent Liabilities	404,983	383,624
Commitments and Contingencies (Note 6)
Stockholders' Equity
Preferred Stock (Note 7(a))	26	26
Common Stock, $0.01 par value; 200,000,000 shares authorized and 86,771,203 and 84,672,258 issued and outstanding on June 30, 2022 and December 31, 2021, respectively	868	847
Additional Paid in Capital	991,499	982,537
Accumulated Other Comprehensive Income	72	71
Accumulated Deficit	(570,360)	(590,286)
Total Stockholders' Equity	422,105	393,195
Total Liabilities and Stockholders' Equity	$ 908,917	$ 841,950